Stock-Based Compensation - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Stock Options USD ($)	Mar. 31, 2012 Stock Options JPY (¥)	Mar. 31, 2011 Stock Options JPY (¥)	Mar. 31, 2010 Stock Options JPY (¥)	Mar. 31, 2012 Stock Options Minimum Year	Mar. 31, 2012 Stock Options Maximum Year	Mar. 31, 2012 Stock Compensation Plan USD ($) Point	Mar. 31, 2012 Stock Compensation Plan JPY (¥)	Mar. 31, 2011 Stock Compensation Plan JPY (¥)	Mar. 31, 2010 Stock Compensation Plan JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period					1.67	1.92
Weighted average exercise period					9.67	9.92
Cash received from the exercise of stock options	$ 1	¥ 55	¥ 98	¥ 77
Total intrinsic value of options exercised	0	5	19	6
Incremental stock-based compensation costs recognized			¥ 142	¥ 611			$ 4	¥ 288	¥ 255	¥ 355
Points granted							37,600	37,600
Points settled for individuals retired							17,929	17,929
Points outstanding							142,679	142,679